Note 3 - Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	March 31, 2014	December 31, 2013
Finished goods	$48,072	$58,360
Raw materials and supplies	29,736	29,870
Equipment	2,062	1,388
Total inventory, net	$79,870	$89,618

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Finished goods	$58,360	$46,820
Raw materials and supplies	29,870	27,657
Equipment	1,388	1,616
Total inventory, net	$89,618	$76,093